Consolidated Statements of Comprehensive Income - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Statement of Comprehensive Income [Abstract]
Net income (loss) before attribution of noncontrolling interests	¥ 630,321	¥ (44,216)	¥ 1,163,394
Other Comprehensive Income (Loss), Net of Tax [Abstract]
Net unrealized losses on investment securities	(220,772)	(261,493)	(70,776)
Net debt valuation adjustments	17,806	23,324	(83,364)
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges	5,398	(12,774)	32,175
Defined benefit plans (Note 13)	7,262	50,949	319,056
Foreign currency translation adjustments	847,705	752,479	(115,251)
Total	657,399	552,485	81,840
Comprehensive income	1,287,720	508,269	1,245,234
Net income attributable to noncontrolling interests	30,413	39,104	46,096
Other comprehensive income (loss) attributable to noncontrolling interests	19,949	35,971	(49,062)
Comprehensive income attributable to Mitsubishi UFJ Financial Group	¥ 1,237,358	¥ 433,194	¥ 1,248,200